Leasing (Details) - ILS (₪)				12 Months Ended
	Jan. 01, 2024	Mar. 31, 2021	Mar. 04, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leasing (Details) [Line Items]
Monthly payment			₪ 25,000
Deposit amount	₪ 211,000		₪ 110,000
Addition amount				₪ 1,029,000
Lease determined rate				5.00%
Monthly rent	70,000	₪ 14,000
Lease rate				5.00%
Rental liability				₪ 532,000
Management fee	20,500
Parking space	₪ 288,000
Rental liability				1,129,000
Leasing amount				₪ 489,000	₪ 510,000	₪ 501,000
Second Addendum [Member]
Leasing (Details) [Line Items]
Lease determined rate				7.80%